Payments, by Project - 12 months ended Dec. 31, 2023 - CAD ($)		Taxes	Royalties	Fees	Prod. Entitlements	Bonuses	Total Payments
Total		$ 3,528,280,000	$ 5,395,790,000	$ 216,130,000	$ 215,350,000	$ 4,750,000	$ 9,360,300,000
Northeast British Columbia [Member]
Total	[1],[2]	19,020,000	177,160,000	35,860,000			232,040,000
Northwest Alberta [Member]
Total	[1],[2],[3]	42,060,000	329,240,000	23,290,000		1,340,000	395,930,000
Northern Plains [Member]
Total	[1],[2],[3]	138,410,000	1,928,810,000	68,570,000		3,320,000	2,139,110,000
Southern Plains and Southeast Saskatchewan [Member]
Total	[1],[2],[3]	44,800,000	87,370,000	40,380,000		$ 90,000	172,640,000
Oil Sands Mining and Upgrading [Member]
Total	[1],[2],[4]	137,350,000	$ 2,873,210,000	45,100,000			3,055,660,000
Corporate [Member]
Total	[1],[2]	$ 3,146,640,000		200,000			3,146,840,000
Baobab [Member]
Total	[5],[6]				193,310,000		193,310,000
Espoir [Member]
Total	[5],[6]				$ 22,040,000		22,040,000
North Sea [Member]
Total	[6]			$ 2,730,000			$ 2,730,000

[1]	On October 31 2023, Canadian Natural Resource Partnership [E174397] was dissolved and its operations were combined into Canadian Natural Resources Limited [E145969].
[2]	On November 30, 2023, Canadian Natural Resources Northern Alberta Partnership [E300033] was dissolved and its operations were combined into Canadian Natural Resources Limited [E145969].
[3]	Royalties in the amount of $250,420,000 were paid in kind to the Government of Alberta and valued at market prices.
[4]	K'ai Taile Denesoline Trust fees for 2022 [$4,210,000] and 2023 [$5,830,000] were paid in 2023.
[5]	Production entitlement volumes and values are determined according to the related production sharing contracts.
[6]	Non Canadian dollar payments are translated using average exchange rates for the reporting period of 1 GBP = 1.6894 CAD , 1 USD = 1.3520 CAD and 1 CFA = 0.0022 CAD.